UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF AUGUST 31, 2026
Fidelity® Multi-Asset Index Fund Fidelity® Multi-Asset Index Fund : FFNOX

This semi-annual shareholder report contains information about Fidelity® Multi-Asset Index Fund for the period March 1, 2026 to August 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Multi-Asset Index Fund	$ 4	0.08%
Key Fund Statistics
(as of August 31, 2026)

KEY FACTS
Fund Size	$10,770,253,676
Number of Holdings	7
Portfolio Turnover	13%
What did the Fund invest in?
(as of August 31, 2026)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.2
International Equity Funds - 33.9
Bond Funds - 14.9
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity 500 Index Fund	41.2
Fidelity International Index Fund	23.9
Fidelity Extended Market Index Fund	10.0
Fidelity Emerging Markets Index Fund	10.0
Fidelity U.S. Bond Index Fund	7.0
Fidelity Long-Term Treasury Bond Index Fund	5.0
Fidelity International Bond Index Fund	2.9
100.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914531.102    355-TSRS-1026

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Multi-Asset Index Fund

Semi-Annual Report
August 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
The index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI") and has been licensed for us by Fidelity. S&P®;, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates ("S&P") and Dow Jones®; is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Multi-Asset Index Fund
Schedule of Investments August 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Bond Funds - 14.9%
	Shares	Value ($)
Fidelity International Bond Index Fund (a)	35,217,283	318,364,241
Fidelity Long-Term Treasury Bond Index Fund (a)	60,913,045	537,253,053
Fidelity U.S. Bond Index Fund (a)	73,170,264	752,190,318
TOTAL BOND FUNDS (Cost $1,799,051,477)		1,607,807,612

Domestic Equity Funds - 51.2%
	Shares	Value ($)
Fidelity 500 Index Fund (a)	16,565,059	4,430,490,804
Fidelity Extended Market Index Fund (a)	9,257,478	1,080,625,415
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,004,532,370)		5,511,116,219

International Equity Funds - 33.9%
	Shares	Value ($)
Fidelity Emerging Markets Index Fund (a)	63,637,466	1,079,927,801
Fidelity International Index Fund (a)	37,164,015	2,572,121,467
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,039,308,580)		3,652,049,268

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $4,842,892,427)	10,770,973,099
NET OTHER ASSETS (LIABILITIES) - 0.0%	(719,423)
NET ASSETS - 100.0%	10,770,253,676

Legend

(a)	Affiliated fund.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity 500 Index Fund	4,158,473,406	98,168,016	297,431,907	23,002,294	5,657,266	465,624,023	4,430,490,804	16,565,059
Fidelity Emerging Markets Index Fund	1,011,463,237	103,947,350	130,648,696	-	26,324,821	68,841,089	1,079,927,801	63,637,466
Fidelity Extended Market Index Fund	1,013,383,033	42,484,971	94,423,172	-	13,504,803	105,675,780	1,080,625,415	9,257,478
Fidelity International Bond Index Fund	301,965,872	42,057,751	15,504,334	4,022,636	(1,535,590)	(8,619,458)	318,364,241	35,217,283
Fidelity International Index Fund	2,433,153,466	151,617,384	107,647,278	-	5,374,455	89,623,440	2,572,121,467	37,164,015
Fidelity Long-Term Treasury Bond Index Fund	512,131,383	99,358,935	31,132,953	10,551,349	(20,165,821)	(22,938,491)	537,253,053	60,913,045
Fidelity U.S. Bond Index Fund	709,806,333	116,180,957	45,797,389	13,784,585	(3,766,050)	(24,233,533)	752,190,318	73,170,264
	10,140,376,730	653,815,364	722,585,729	51,360,864	25,393,884	673,972,850	10,770,973,099

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,607,807,612	1,607,807,612	-	-

Domestic Equity Funds	5,511,116,219	5,511,116,219	-	-

International Equity Funds	3,652,049,268	3,652,049,268	-	-
Total Investments in Securities:	10,770,973,099	10,770,973,099	-	-
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of August 31, 2026 (Unaudited)
Assets
Investments in securities, at value - affiliated issuers	$10,770,973,099
Receivable for investments sold	23,745,670
Receivable for fund shares sold	7,748,482
Distributions receivable from affiliated funds	4,354,709
Receivable from investment adviser for expense reductions	180,872
Total assets	10,807,002,832
Liabilities
Payable for investments purchased	30,282,185
Payable for fund shares redeemed	5,566,675
Accrued management fee	900,297
Total liabilities	36,749,157
Net Assets	$10,770,253,676
Net assets consist of:
Paid in capital	4,837,643,453
Total accumulated earnings (loss)	5,932,610,223
Net Assets	$10,770,253,676

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($10,770,253,676/143,957,570 shares)	$74.82

Other Information
Affiliated issuers, cost	4,842,892,427
Statement of Operations

Six months ended August 31, 2026 (Unaudited)

Investment Income
Dividends - affiliated issuers	$51,360,864
Total investment income	51,360,864
Expenses
Management fee	5,160,389
Independent trustees' fees and expenses	11,081
Total expenses	5,171,470
Expense reductions	(1,037,869)
Total expenses after reductions	4,133,601
Net investment income (loss)	47,227,263
Net realized gain (loss)
Investments - affiliated issuers	25,393,884
Net realized gain (loss)	25,393,884
Change in net unrealized appreciation (depreciation)
Investments - affiliated issuers	673,972,850
Total change in net unrealized appreciation (depreciation)	673,972,850
Net gain (loss)	699,366,734
Net increase (decrease) in net assets resulting from operations	$746,593,997

Statement of Changes in Net Assets
	Six months ended August 31, 2026 (Unaudited)	Year ended February 28, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,227,263	$188,789,269
Net realized gain (loss)	25,393,884	75,566,168
Change in net unrealized appreciation (depreciation)	673,972,850	1,560,099,484
Net increase (decrease) in net assets resulting from operations	$746,593,997	$1,824,454,921
Distributions to shareholders
Distributions to shareholders	(34,710,643)	(346,848,905)
Total distributions	(34,710,643)	(346,848,905)
Net increase (decrease) in net assets resulting from share transactions	(81,342,078)	191,203,236
Total increase (decrease) in net assets	630,541,276	1,668,809,252
Net Assets
Beginning of period	10,139,712,400	8,470,903,148
End of period	$10,770,253,676	$10,139,712,400
Financial Highlights
Fidelity® Multi-Asset Index Fund

	Six months ended August 31, 2026 (Unaudited)	Years ended February 28, 2026	2025	2024 A	2023	2022
Selected Per Share Data
Net asset value, beginning of period	$69.89	$59.59	$56.29	$48.92	$56.99	$56.29
Income from Investment Operations
Net investment income (loss) B, C	.33	1.32	1.20	1.11	.94	1.14
Net realized and unrealized gain (loss)	4.84	11.43	5.81	7.99	(5.65)	3.06
Total from investment operations	5.17	12.75	7.01	9.10	(4.71)	4.20
Distributions
Distributions from net investment income	(.04)	(1.33)	(1.24)	(1.10)	(.96)	(1.14)
Distributions from net realized gain	(.20)	(1.13)	(2.48)	(.63)	(2.40)	(2.35)
Total distributions	(.24)	(2.45) D	(3.71) D	(1.73)	(3.36)	(3.50) D
Net asset value, end of period	$74.82	$69.89	$59.59	$56.29	$48.92	$56.99
Total Return E, F	7.43%	22.02%	12.82%	18.72%	(8.43)%	7.07%
Ratios and Supplemental Data C, G, H
Ratio of expenses to average net assets before reductions	.10% I	.10%	.10%	.10%	.10%	.10%
Ratio of expenses to average net assets net of fee waivers, if any	.08% I	.08%	.08%	.08%	.08%	.08%
Ratio of expenses to average net assets net of all reductions, if any	.08% I	.08%	.08%	.08%	.08%	.08%
Ratio of net investment income (loss) to average net assets	.90% I	2.08%	2.03%	2.13%	1.89%	1.87%
Net assets, end of period	$10,770,253,676	$10,139,712,400	$8,470,903,148	$8,041,715,111	$7,185,983,570	$8,314,828,836
Portfolio turnover rate J	13% I	14%	12%	10%	17%	28%

AFor the year ended February 29.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns for periods of less than one year are not annualized.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended August 31, 2026

  1. Organization.
Fidelity® Multi-Asset Index Fund (the Fund) is a fund of Fidelity Aberdeen Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Geode Capital Management, LLC serves as sub-adviser for the underlying stock funds.

The Fund is a fund of funds, and therefore invests in other funds instead of individual securities. The Fund invests primarily in a combination of Fidelity stock and bond index funds.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day.

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Multi-Asset Index Fund	4,904,733,039	6,076,529,021	(210,288,961)	5,866,240,060

  3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Multi-Asset Index Fund	653,815,362	722,585,728

  4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly  management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® Multi-Asset Index Fund	0.10

Under the management contract, the investment adviser pays all other operating expenses, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

  5. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses to the extent annual operating expenses exceeded certain levels of average net assets.

The following operating expenses are excluded from this reimbursement as applicable: interest, certain taxes, fees and expenses of the independent Trustees, extraordinary expenses, acquired fund fees and expenses, brokerage commissions, and fees and expenses associated with the securities lending program.

During the period, this reimbursement reduced expenses as presented in the table below.

	Expense Limitation (%)	Expiration Date	Reimbursement ($)
Fidelity® Multi-Asset Index Fund	0.08	June 30, 2027	1,037,869

  6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	August 31, 2026	February 28, 2026
Fidelity® Multi-Asset Index Fund
Fidelity® Multi-Asset Index Fund	34,710,643	346,848,905
Total	34,710,643	346,848,905

  7. Share Transactions.
Share transactions were as follows and may contain in kind transactions, automatic conversions between classes or exchanges between affiliated funds as applicable:

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	August 31, 2026	February 28, 2026	August 31, 2026	February 28, 2026

Fidelity® Multi-Asset Index Fund
Shares sold	7,339,666	14,961,690	524,637,766	965,903,636
Reinvestment of distributions	455,999	5,090,824	31,185,743	312,064,351
Shares redeemed	(8,922,435)	(17,127,260)	(637,165,587)	(1,086,764,751)
Net increase (decrease)	(1,126,770)	2,925,254	(81,342,078)	191,203,236

  8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity ® Multi-Asset Index Fund
Fidelity ® Long-Term Treasury Bond Index Fund	11%
Fidelity ® International Bond Index Fund	23%
  9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.728266.127
IDV-SANN-1026

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Aberdeen Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	October 23, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	October 23, 2026